Consolidated Balance Sheets Detail - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 02, 2013	Mar. 03, 2012
Finite-Lived Intangible Assets [Line Items]
Cost	$ 4,837	$ 4,614
Accumulated Amortization	1,389	1,328
Net Book Value	3,448	3,286
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	455	397
Accumulated Amortization	262	182
Net Book Value	193	215
Intellectual property [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,382	4,217
Accumulated Amortization	1,127	1,146
Net Book Value	$ 3,255	$ 3,071